VIA EDGAR

May 4, 2010

Securities and Exchange Commission

100 F Street, NE.

Washington, D.C. 20549

RE:	EQ Advisors Trust (the “Trust”)

File Nos.: 333-17217; 811-07953

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust hereby certifies that the definitive forms of prospectuses and statements of additional information, dated May 1, 2010, used with respect to the Trust that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 73 on April 28, 2010.

If you have any questions regarding this certification, please contact the undersigned at 212/314-5329.

Sincerely

EQ Advisors Trust

By:	/S/ WILLIAM MACGREGOR
Name: Title:	William MacGregor Vice President and Assistant Secretary